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May 5, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE: Separate Account II of National Integrity Life Insurance Company ("Registrant")
     Rule 497(j) Prospectuses and Statements of Additional Information Filing Registration No. 33-51126


Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the forms of Prospectuses and Statements of Additional Information dated May 1, 1997, for the Pinnacle(version II) Flexible Premium Variable Annuity and the Pinnacle(version III) Flexible Premium Variable Annuity issued by the Registrant, that would have been filed pursuant to Rule 497(c), would not have differed from the forms of Prospectuses and Statements of Additional Information contained in Registrant's post-effective amendment to its Registration Statement on Form N-4 filed electronically on May 1, 1997.

Sincerely,


/s/ Sheri L. Bean
Paralegal